Equity	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Equity
26.	Equity
Share capital
As at 31 December 2019, share capital represents 2,200,000,000 (31 December 2018: 2,200,000,000) authorized, issued and fully paid shares with a par value of TL 1 each. In this respect, share capital presented in the consolidated financial statements refers to nominal amount of registered share capital.
Each holder of shares is entitled to receive dividends as declared and is entitled to one vote at a meeting in person or by proxy.
Companies with their shareholding percentage are as follows:

	31 December 2019		31 December 2018
	(%)	TL	(%)	TL
Turkcell Holding	51.00	1,122,000	51.00	1,122,000
Public Share	48.95	1,077,004	48.95	1,077,004
Other	0.05	996	0.05	996

Total	100.00	2,200,000	100.00	2,200,000
Inflation adjustment to share capital		(52,352)		(52,352)

Inflation adjusted capital		2,147,648		2,147,648

As at 31 December 2019, total number of shares pledged as security is 995,509 (2018: 995,509).
Legal reserves
The legal reserves consist of first and second reserves, appropriated in accordance with the Turkish Commercial Code (“TCC”). The TCC stipulates that the first legal reserve is appropriated out of statutory profits at the rate of 5% per annum, until the total reserve reaches 20% of a company’s paid-in
share capital. The second legal reserve is appropriated at the rate of 10% per annum of all cash dividends in excess of 5% of the paid-in
share capital. Under the TCC, the legal reserves can only be used to offset losses and are not available for any other usage unless they exceed 50% of paid-in
share capital.

Treasury shares
During 2019, the Company purchased 827,750 of its shares
on-market
with prices ranging from full TL 11.89 to full TL 12.24. The buyback was approved by the Board of Directors on 27 July 2016 and 30 January 2017. Total amount of TL 9,998 was deducted from equity (2018: TL 94,620).
Dividends
Azerinteltek:
According to the two resolution of the General Assembly Meeting of Azerinteltek within 2018, shareholders decided to pay dividend amounting to AZN 5,959 (TL 13,103) from the profit realized for the last quarter of 2017, dividend payment was made in 2018. The share purchase agreement of Azerinteltek was signed on 15 November 2018 and the transfer of proceeds to Inteltek was completed on 27 December 2018. The Group have lost the control over the subsidiary unconditionally on 27 December 2018 with transfer of money. The transfer of shares to Baltech was completed subsequently on 11 January 2019.
Inteltek:
According to the resolution of the Ordinary General Assembly Meeting of Inteltek dated 15 March 2019, the shareholders resolved to pay a dividend amount equal to TL 232,875 out of profits for the year ended 31 December 2018 and a dividend out legal reserves amount equal to TL 9,742. The aggregate amount of dividends has been paid on 29 April 2019.
According to Board of Directors Resolution of Inteltek dated 16 October 2019 the advanced dividend payment has been made in 17 October 2019 amounting to TL 35,220 for the first six months of 2019 profit.
Turkcell:
On 12 September 2019, the Company’s General Assembly has approved a dividend distribution for the year ended 31 December 2018 amounting to TL 1,010,000; this represents a gross cash dividend of full TL 0.45909 per share. The dividend has been paid to the shareholders on 31 October 2019.